Debt Securities	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Debt Securities
Debt Securities

Note 3- Debt Securities

The amortized cost and fair value of debt securities, with gross unrealized gains and losses, are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
September 30, 2024
Available for sale debt securities
States and municipalities	$689,657	$501	$(855)	$689,303
Mortgage-backed	1,208,509	24,228	(48,533)	1,184,204
Corporate bonds	5,527,021	—	(800,918)	4,726,103
	$7,425,187	$24,729	$(850,306)	$6,599,610
Held to maturity debt securities
Mortgage-backed	$501,490	$—	$(79,745)	$421,745

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
June 30, 2024
Available for sale debt securities
States and municipalities	$689,588	$26	$(4,026)	$685,588
Mortgage-backed	1,347,975	22,728	(77,796)	1,292,907
Corporate bonds	5,538,606	—	(910,340)	4,628,266
	$7,576,169	$22,754	$(992,162)	$6,606,761
Held to maturity debt securities
Mortgage-backed	$510,276	$—	$(116,195)	$394,081

There is no allowance for credit losses on available for sale and held to maturity debt securities at September 30, 2024 and June 30, 2024. Securities with a carrying value of approximately $182,000 and $223,000 as of September 30, 2024 and June 30, 2024, respectively, were pledged to secure public deposits and debt.

The amortized cost and fair value of debt securities by contractual maturity at September 30, 2024, follows:

	Available for Sale Debt Securities		Held to Maturity Debt Securities
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
September 30, 2024
Due in one year or less	$1,245,363	$1,235,766	$—	$—
Due from more than one to five years	369,686	369,603	—	—
Due from more than five to ten years	4,601,629	3,810,037	—	—
	6,216,678	5,415,406	—	—
Mortgage-backed securities	1,208,509	1,184,204	501,490	421,745
	$7,425,187	$6,599,610	$501,490	$421,745

There were no sales of available for sale debt securities during the three month periods ended September 30, 2024 and 2023. The following table shows the gross unrealized losses and fair value of the Company’s securities for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at September 30, 2024 and June 30, 2024:

	Less than 12 Months		12 Months or More		Total
	Gross		Gross		Gross
	Unrealized		Unrealized		Unrealized
	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
September 30, 2024
Available for sale debt securities
States and municipalities	$—	$—	$(855)	$354,116	$(855)	$354,116
Mortgage-backed	—	—	(48,533)	993,482	(48,533)	993,482
Corporate bonds	—	—	(800,918)	4,726,103	(800,918)	4,726,103
	$—	$—	$(850,306)	$6,073,701	$(850,306)	$6,073,701

	Less than 12 Months		12 Months or More		Total
	Gross		Gross		Gross
	Unrealized		Unrealized		Unrealized
	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
June 30, 2024
Available for sale debt securities
States and municipalities	$(341)	$119,311	$(3,685)	$351,251	$(4,026)	$470,562
Mortgage-backed	(128)	16,339	(77,668)	1,167,758	(77,796)	1,184,097
Corporate bonds	—	—	(910,340)	4,628,266	(910,340)	4,628,266
	$(469)	$135,650	$(991,693)	$6,147,275	$(992,162)	$6,282,925

There were no securities in an unrealized loss position in the less than 12 months category and 46 securities in the 12 months or more category at September 30, 2024. There were 6 securities in an unrealized loss position in the less than 12 months category and 54 securities in the 12 months or more category at June 30, 2024. Unrealized losses have not been recognized into income because the decline in fair value is largely due to changes in interest rates and other market conditions. The contractual terms of the securities do not permit the issuer to settle the securities at a price less than the amortized cost basis of the investment. The Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost bases, which may be maturity. Mortgage-backed securities held to maturity are backed by pools of mortgages that are insured or guaranteed by the Federal Home Mortgage Corporation. It is expected that the securities will not be settled at prices less than the amortized cost bases of the securities. Accordingly, no allowance for credit losses has been recorded.

Note 3 -     Debt Securities

Debt securities have been classified in the consolidated balance sheet according to management’s intent. The carrying value of securities as of June 30, 2024 and 2023, consists of the following:

	June 30,
	2024	2023
Available for sale debt securities, at fair value	$6,606,761	$8,921,715
Held to maturity debt securities, at amortized cost	510,276	516,089
	$7,117,037	$9,437,804

The amortized cost and fair value of debt securities, with gross unrealized gains and losses, are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
June 30, 2024
Available for sale debt securities
States and municipalities	$689,588	$26	$(4,026)	$685,588
Mortgage-backed	1,347,975	22,728	(77,796)	1,292,907
Corporate bonds	5,538,606	—	(910,340)	4,628,266
	$7,576,169	$22,754	$(992,162)	$6,606,761
Held to maturity debt securities
Mortgage-backed	$510,276	$—	$(116,195)	$394,081

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
June 30, 2023
Available for sale debt securities
States and municipalities	$904,308	$503	$(16,739)	$888,072
Mortgage-backed	1,935,106	23,125	(111,217)	1,847,014
Corporate bonds	7,099,328	—	(912,699)	6,186,629
	$9,938,742	$23,628	$(1,040,655)	$8,921,715
Held to maturity debt securities
Mortgage-backed	$516,089	$—	$(138,043)	$378,046

There is no allowance for credit losses on available for sale and held to maturity debt securities at June 30, 2024.

The following table shows the gross unrealized losses and fair value of the Company’s securities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at June 30, 2024 and 2023:

	Less than 12 Months		12 Months or More		Total
	Gross		Gross		Gross
	Unrealized		Unrealized		Unrealized
	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
June 30, 2024
Available for sale debt securities
States and municipalities	$(341)	$119,311	$(3,685)	$351,251	$(4,026)	$470,562
Mortgage-backed	(128)	16,339	(77,668)	1,167,758	(77,796)	1,184,097
Corporate bonds	—	—	(910,339)	4,628,266	(910,340)	4,628,266
	$(469)	$135,650	$(991,692)	$6,147,275	$(992,162)	$6,282,925

	Less than 12 Months		12 Months or More		Total
	Gross		Gross		Gross
	Unrealized		Unrealized		Unrealized
	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value
June 30, 2023
Available for sale debt securities
States and municipalities	$(16,739)	$768,052	$—	$—	$(16,739)	$768,052
Mortgage-backed	(2,879)	109,037	(108,338)	1,615,016	(111,217)	1,724,053
Corporate bonds	(90,000)	410,000	(822,699)	5,776,629	(912,699)	6,186,629
	$(109,618)	$1,287,089	$(931,037)	$7,391,645	$(1,040,655)	$8,678,734
Held to maturity debt securities
Mortgage-backed securities	$(138,043)	$378,046	$—	$—	$(138,043)	$378,046

There were 6 securities in an unrealized loss position in the less than 12-month category and 54 securities in the over 12-month category at June 30, 2024. There were 15 securities in an unrealized loss position in the less than 12 months category and 52 securities in the over 12-month category at June 30, 2023.

The amortized cost and fair value of debt securities by contractual maturity at June 30, 2024, follows:

	Available for Sale Debt Securities		Held to Maturity Debt Securities
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
June 30, 2024
Due in one year or less	$1,249,737	$1,228,159	$—	$—
Due from more than one to five years	369,653	366,921	—	—
Due from more than five to ten years	4,608,804	3,718,774	—	—
	6,228,194	5,313,854	—	—
Mortgage-backed securities	1,347,975	1,292,907	510,276	394,081
	$7,576,169	$6,606,761	$510,276	$394,081

Securities with a carrying value of approximately $223,000 and $415,000 as of June 30, 2024 and 2023, were pledged to secure public deposits and debt.

There were no sales of available for sale debt securities during the years ended June 30, 2024 and 2023. The Company did recognize gains of $24,000 on bonds that matured during the year ended June 30, 2023 related to previous other than temporary impairment charges taken on these securities.